SUMMARY OF INCOME TAX CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,428,261	$ 1,135,179
Increases related to current year tax positions	128,404	341,108
Increases related to prior year tax positions	128,695
Decreases related to prior year tax positions		48,026
Balance at end of year	$ 1,685,360	$ 1,428,261